Financial Highlights (Details) - Schedule of Finanacial Highlights - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Capital Unit, Class A [Member]
Per share operating performance:
Net asset value of Trading units, beginning of year (in Dollars per share)	$ 58.09	$ 67.49	$ 71.25
Total Trading income (loss):
Trading gain (loss) (in Dollars per share)	(1.20)	(1.38)	5.31
Investment income (in Dollars per share)	0.14	0.02	0.04
Expenses (in Dollars per share)	(7.68)	(8.04)	(9.11)
Trading loss (in Dollars per share)	(8.74)	(9.40)	(3.76)
Net asset value of Trading units, end of year (in Dollars per share)	$ 49.35	$ 58.09	$ 67.49
Total return:
Total return before incentive fees	(13.82%)	(12.71%)	(3.28%)
Less incentive fee allocations	(1.22%)	(1.22%)	(1.99%)
Total return	(15.04%)	(13.93%)	(5.27%)
Ratios to average net assets:
Trading gain (loss)	(14.06%)	(15.48%)	(9.26%)
Expenses:
Expenses, less incentive fees	(12.43%)	(11.87%)	(12.34%)
Incentive fees	(1.22%)	(1.22%)	(1.99%)
Total expenses	(13.65%)	(13.09%)	(14.33%)
Capital Unit, Class B [Member]
Per share operating performance:
Net asset value of Trading units, beginning of year (in Dollars per share)	$ 66.84	$ 76.11	$ 78.74
Total Trading income (loss):
Trading gain (loss) (in Dollars per share)	(1.49)	(1.59)	6.08
Investment income (in Dollars per share)	0.16	0.02	0.04
Expenses (in Dollars per share)	(7.57)	(7.70)	(8.75)
Trading loss (in Dollars per share)	(8.90)	(9.27)	(2.63)
Net asset value of Trading units, end of year (in Dollars per share)	$ 57.94	$ 66.84	$ 76.11
Total return:
Total return before incentive fees	(12.11%)	(11.01%)	(1.94%)
Less incentive fee allocations	(1.20%)	(1.17%)	(1.41%)
Total return	(13.31%)	(12.18%)	(3.35%)
Ratios to average net assets:
Trading gain (loss)	(12.31%)	(13.10%)	(15.76%)
Expenses:
Expenses, less incentive fees	(10.24%)	(9.76%)	(10.67%)
Incentive fees	(1.20%)	(1.17%)	(1.41%)
Total expenses	(11.44%)	(10.93%)	(12.08%)
Capital Unit, Class C [Member]
Per share operating performance:
Net asset value of Trading units, beginning of year (in Dollars per share)	$ 0	$ 0	$ 0
Total Trading income (loss):
Trading gain (loss) (in Dollars per share)	0	0	0
Investment income (in Dollars per share)	0	0	0
Expenses (in Dollars per share)	0	0	0
Trading loss (in Dollars per share)	0	0	0
Net asset value of Trading units, end of year (in Dollars per share)	$ 0	$ 0	$ 0
Total return:
Total return before incentive fees	0.00%	5.22%	0.00%
Less incentive fee allocations	0.00%	(1.22%)	0.00%
Total return	0.00%	4.00%	0.00%
Ratios to average net assets:
Trading gain (loss)	0.00%	3.93%	0.00%
Expenses:
Expenses, less incentive fees	0.00%	(0.49%)	0.00%
Incentive fees	0.00%	(1.22%)	0.00%
Total expenses	0.00%	(1.71%)	0.00%